Form N-1A Supplement	Feb. 27, 2026
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Prospectus Supplement March 1, 2026

For the most recent summary and statutory prospectuses of the following funds:

American Funds Mortgage Fund® (AFMF) American High-Income Trust® (AHIT)	Intermediate Bond Fund of America® (IBFA) U.S. Government Securities Fund® (GVT)

Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Prospectus Supplement March 1, 2026

For the most recent summary and statutory prospectuses of the following funds:

American Funds Mortgage Fund® (AFMF) American High-Income Trust® (AHIT)	Intermediate Bond Fund of America® (IBFA) U.S. Government Securities Fund® (GVT)

American High-Income Trust® | AMERICAN HIGH INCOME TRUST
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Prospectus Supplement March 1, 2026

For the most recent summary and statutory prospectuses of the following funds:

American Funds Mortgage Fund® (AFMF) American High-Income Trust® (AHIT)	Intermediate Bond Fund of America® (IBFA) U.S. Government Securities Fund® (GVT)

U.S. Government Securities Fund® | U.S. Government Securities Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Prospectus Supplement March 1, 2026

For the most recent summary and statutory prospectuses of the following funds:

American Funds Mortgage Fund® (AFMF) American High-Income Trust® (AHIT)	Intermediate Bond Fund of America® (IBFA) U.S. Government Securities Fund® (GVT)